Investment in Unconsolidated Affiliate (Tables)	3 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following table shows the balances related to the Partnership’s investment in unconsolidated affiliates for the periods indicated (in millions):

	March 31, 2015	December 31, 2014
Gulf Coast Fractionators	$54.7	$54.1
Howard Energy Partners	213.1	216.7
Total investments in unconsolidated affiliates	$267.8	$270.8
The following table shows the activity related to the Partnership’s investment in unconsolidated affiliates for the periods indicated (in millions):

	Gulf Coast Fractionators	Howard Energy Partners	Total
Three months ended
March 31, 2015
Distributions	$2.7	$4.1	$6.8
Equity in income	$3.3	$0.4	$3.7

March 31, 2014
Distributions (1)	$—	$2.7	$2.7
Equity in income	$4.1	$0.1	$4.2
(1) Includes income and distributions for the period from March 7, 2014 through March 31, 2014 for HEP.